UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22700

Exchange Listed Funds Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, Oklahoma 73120

(Address of principal executive offices) (Zip Code)

The Bank of New York Mellon

240 Greenwich Street

New York, New York 10286

(Name and address of agent for service)

Registrant’s telephone number, including area code: (405) 778-8377

Date of fiscal year end: June 30

Date of reporting period: December 31

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1: REPORTS TO STOCKHOLDERS.

(a)	Insert a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

EXCHANGE LISTED FUNDS TRUST

High Yield ETF (HYLD)

Semi-Annual Report

December 31, 2021

(Unaudited)

Exchange Listed Funds Trust TABLE OF CONTENTS	December 31, 2021 (Unaudited)

Before investing you should carefully consider the Fund’s investment objectives, risks, charges and expenses. This and other information is available in the Fund’s prospectus, a copy of which may be obtained by visiting the Fund’s website at www.hyldetf.com. Please read the Fund’s prospectus carefully before you invest.

There are risks involved with investing, including possible loss of principal, and there is no guarantee the Fund will achieve its investment objective. The Fund is classified as a diversified investment company under the Investment Company Act of 1940 (the “1940 Act”).

Individual shares of the Fund may be purchased or sold in the secondary market throughout the regular trading day on the NYSE Arca, Inc. (the “Exchange”) through a brokerage account. However, shares are not individually redeemable to the Fund. The Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares (“Creation Units”).

Distributor: Foreside Fund Services, LLC

i

High Yield ETF SCHEDULE OF INVESTMENTS	December 31, 2021 (Unaudited)
	Principal Amount / Number of Shares	Value
CORPORATE BONDS — 53.7%
AEROSPACE/DEFENSE — 0.3%
TransDigm UK Holdings PLC, 6.88%, 5/15/2026(a)	$250,000	$261,524
Triumph Group, Inc., 6.25%, 9/15/2024(a)(b)	164,000	165,204
		426,728
AIRLINES — 1.2%
American Airlines Group, Inc., 3.75%, 3/1/2025(b)	250,000	234,024
American Airlines, Inc., 11.75%, 7/15/2025(b)	655,000	808,987
United Airlines Holdings, Inc., 4.88%, 1/15/2025	514,000	529,317
		1,572,328
AUTO MANUFACTURERS — 1.8%
Ford Motor Co., 4.75%, 1/15/2043	664,000	734,069
JB Poindexter & Co., Inc., 7.13%, 4/15/2026(a)(b)	684,000	716,692
PM General Purchaser LLC, 9.50%, 10/1/2028(a)(b)	956,000	969,943
		2,420,704
AUTO PARTS & EQUIPMENT — 1.6%
Adient Global Holdings Ltd., 4.88%, 8/15/2026(a)(b)	400,000	408,516
Dealer Tire LLC / DT Issuer LLC, 8.00%, 2/1/2028(a)(b)	300,000	312,700
Goodyear Tire & Rubber Co. (The), 4.88%, 3/15/2027(a)	149,000	157,924
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/2029(a)(b)	350,000	349,946
Tenneco, Inc., 5.00%, 7/15/2026(a)	600,000	577,401
Wheel Pros, Inc., 6.50%, 5/15/2029(a)(b)	300,000	288,421
		2,094,908
BANKS — 0.2%
Freedom Mortgage Corp., 7.63%, 5/1/2026(a)(b)	300,000	306,690
BUILDING MATERIALS — 0.3%
Patrick Industries, Inc., 7.50%, 10/15/2027(a)(b)	411,000	439,008
	Principal Amount / Number of Shares	Value
CORPORATE BONDS (Continued)
CHEMICALS — 2.0%
Cornerstone Chemical Co., 6.75%, 8/15/2024(a)(b)	$514,000	$462,734
CVR Partners LP / CVR Nitrogen Finance Corp., 9.25%, 6/15/2023(a)(b)	111,000	111,919
Olin Corp., 5.63%, 8/1/2029(a)	579,000	628,093
SCIH Salt Holdings, Inc., 6.63%, 5/1/2029(a)(b)	300,000	280,922
Unifrax Escrow Issuer Corp., 5.25%, 9/30/2028(a)(b)	500,000	506,350
Venator Finance Sarl / Venator Materials LLC, 5.75%, 7/15/2025(a)(b)	701,000	673,689
		2,663,707
COAL — 0.5%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp., 7.50%, 5/1/2025(a)(b)	616,000	625,871
COMMERCIAL SERVICES — 3.6%
ADT Security Corp. (The), 4.88%, 7/15/2032(b)	701,000	716,772
CoreCivic, Inc., 4.75%, 10/15/2027(a)	583,000	528,390
Korn Ferry, 4.63%, 12/15/2027(a)(b)	616,000	635,364
MPH Acquisition Holdings LLC, 5.75%, 11/1/2028(a)(b)	780,000	742,962
Nielsen Finance LLC / Nielsen Finance Co., 4.75%, 7/15/2031(a)(b)	500,000	494,507
Sabre GLBL, Inc., 7.38%, 9/1/2025(a)(b)	689,000	720,942
Sotheby’s, 7.38%, 10/15/2027(a)(b)	234,000	249,450
WW International, Inc., 4.50%, 4/15/2029(a)(b)	750,000	719,033
		4,807,420
COMPUTERS — 1.5%
Dell International LLC / EMC Corp., 8.35%, 7/15/2046(a)	99,000	165,391
Diebold Nixdorf, Inc., 9.38%, 7/15/2025(a)(b)	214,000	230,657

See accompanying Notes to Financial Statements.

High Yield ETF SCHEDULE OF INVESTMENTS (Continued)	December 31, 2021 (Unaudited)
	Principal Amount / Number of Shares	Value
CORPORATE BONDS (Continued)
COMPUTERS (Continued)
NCR Corp., 5.25%, 10/1/2030(a)(b)	$214,000	$220,205
Vericast Corp., 11.00%, 9/15/2026(a)(b)	1,286,740	1,365,553
		1,981,806
COSMETICS/PERSONAL CARE — 0.4%
Coty, Inc., 6.50%, 4/15/2026(a)(b)	500,000	516,265
DISTRIBUTION/WHOLESALE — 0.3%
Wolverine Escrow LLC, 9.00%, 11/15/2026(a)(b)	364,000	346,206
DIVERSIFIED FINANCIAL SERVICES — 2.4%
Coinbase Global, Inc., 0.50%, 6/1/2026(b)	500,000	537,750
Enova International, Inc., 8.50%, 9/1/2024(a)(b)	534,000	546,773
Oxford Finance LLC / Oxford Finance Co.-Issuer II, Inc., 6.38%, 12/15/2022(a)(b)	395,000	396,888
PennyMac Financial Services, Inc., 4.25%, 2/15/2029(a)(b)	500,000	481,457
PRA Group, Inc., 7.38%, 9/1/2025(a)(b)	750,000	797,629
Voyager Aviation Holdings LLC, 8.50%, 5/9/2026(a)(b)	459,000	429,744
		3,190,241
ELECTRIC — 1.4%
Calpine Corp., 4.50%, 2/15/2028(a)(b)	616,000	638,626
NSG Holdings LLC / NSG Holdings, Inc., 7.75%, 12/15/2025(b)	168,989	181,360
PG&E Corp., 5.00%, 7/1/2028(a)	750,000	790,185
Talen Energy Supply LLC, 6.50%, 6/1/2025(a)	535,000	213,444
		1,823,615
ENGINEERING & CONSTRUCTION — 1.3%
Artera Services LLC, 9.03%, 12/4/2025(a)(b)	504,000	533,761
Tutor Perini Corp., 6.88%, 5/1/2025(a)(b)	472,000	476,163
	Principal Amount / Number of Shares	Value
CORPORATE BONDS (Continued)
ENGINEERING & CONSTRUCTION (Continued)
Weekley Homes LLC / Weekley Finance Corp., 4.88%, 9/15/2028(a)(b)	$750,000	$773,633
		1,783,557
ENTERTAINMENT — 1.2%
Affinity Gaming, 6.88%, 12/15/2027(a)(b)	500,000	520,710
Allen Media LLC / Allen Media Co.-Issuer, Inc., 10.50%, 2/15/2028(a)(b)	350,000	365,652
Jacobs Entertainment, Inc., 7.88%, 2/1/2024(a)(b)	172,000	175,619
Scientific Games International, Inc., 8.25%, 3/15/2026(a)(b)	164,000	172,819
Speedway Motorsports LLC / Speedway Funding II, Inc., 4.88%, 11/1/2027(a)(b)	316,000	322,800
		1,557,600
ENVIRONMENTAL CONTROL — 0.4%
Harsco Corp., 5.75%, 7/31/2027(a)(b)	234,000	238,622
Madison IAQ LLC, 5.88%, 6/30/2029(a)(b)	350,000	350,535
		589,157
FOOD — 0.9%
Kraft Heinz Foods Co., 6.50%, 2/9/2040	500,000	712,281
Land O’Lakes Capital Trust I, 7.45%, 3/15/2028(b)	415,000	480,923
		1,193,204
FOREST PRODUCTS & PAPER — 0.1%
Schweitzer-Mauduit International, Inc., 6.88%, 10/1/2026(a)(b)	175,000	183,318
HEALTHCARE-SERVICES — 0.7%
CHS/Community Health Systems, Inc., 8.00%, 12/15/2027(a)(b)	214,000	231,418
LifePoint Health, Inc., 5.38%, 1/15/2029(a)(b)	350,000	348,754
Magellan Health, Inc., 4.90%, 9/22/2024(a)	175,000	189,621

See accompanying Notes to Financial Statements.

High Yield ETF SCHEDULE OF INVESTMENTS (Continued)	December 31, 2021 (Unaudited)
	Principal Amount / Number of Shares	Value
CORPORATE BONDS (Continued)
HEALTHCARE-SERVICES (Continued)
MEDNAX, Inc., 6.25%, 1/15/2027(a)(b)	$214,000	$224,156
		993,949
HOME BUILDERS — 1.4%
Beazer Homes USA, Inc., 7.25%, 10/15/2029(a)	116,000	129,476
M/I Homes, Inc., 4.95%, 2/1/2028(a)	316,000	329,863
MDC Holdings, Inc., 6.00%, 1/15/2043(a)	649,000	821,929
New Home Co., Inc. (The), 7.25%, 10/15/2025(a)(b)	500,000	511,542
		1,792,810
INSURANCE — 0.5%
Genworth Holdings, Inc., 6.50%, 6/15/2034	610,000	634,330
INTERNET — 1.4%
Cars.com, Inc., 6.38%, 11/1/2028(a)(b)	500,000	533,217
Netflix, Inc., 4.88%, 6/15/2030(a)(b)	559,000	652,898
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc., 4.75%, 4/30/2027(a)(b)	250,000	247,750
Photo Holdings Merger Sub, Inc., 8.50%, 10/1/2026(a)(b)	383,000	398,805
		1,832,670
INVESTMENT COMPANIES — 0.5%
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.25%, 5/15/2027(a)	634,000	652,262
IRON/STEEL — 0.2%
Cleveland-Cliffs, Inc., 6.25%, 10/1/2040	301,000	323,998
LEISURE TIME — 1.2%
Carnival Corp., 5.75%, 3/1/2027(a)(b)	650,000	650,975
NCL Corp. Ltd., 3.63%, 12/15/2024(a)(b)	464,000	438,408
Royal Caribbean Cruises Ltd., 3.70%, 3/15/2028(a)	564,000	530,329
		1,619,712
	Principal Amount / Number of Shares	Value
CORPORATE BONDS (Continued)
LODGING — 0.2%
Arrow Bidco LLC, 9.50%, 3/15/2024(a)(b)	$234,000	$239,809
MEDIA — 2.5%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 3/1/2030(a)(b)	616,000	641,733
CSC Holdings LLC, 5.75%, 1/15/2030(a)(b)	500,000	499,107
Diamond Sports Group LLC / Diamond Sports Finance Co., 6.63%, 8/15/2027(a)(b)	792,000	223,740
DISH Network Corp., 3.38%, 8/15/2026	264,000	250,550
Houghton Mifflin Harcourt Publishers, Inc., 9.00%, 2/15/2025(a)(b)	234,000	245,877
iHeartCommunications, Inc., 8.38%, 5/1/2027(a)	329,764	348,107
Sinclair Television Group, Inc., 5.13%, 2/15/2027(a)(b)	264,000	256,364
TEGNA, Inc., 5.00%, 9/15/2029(a)	621,000	636,097
Univision Communications, Inc., 5.13%, 2/15/2025(a)(b)	173,000	174,945
		3,276,520
METAL FABRICATE/HARDWARE — 0.5%
Park-Ohio Industries, Inc., 6.63%, 4/15/2027(a)	734,000	713,081
MINING — 1.7%
Alcoa Nederland Holding BV, 6.13%, 5/15/2028(a)(b)	400,000	431,052
Century Aluminum Co., 7.50%, 4/1/2028(a)(b)	600,000	634,362
Freeport-McMoRan, Inc., 5.00%, 9/1/2027(a)	175,000	182,244
Joseph T Ryerson & Son, Inc., 8.50%, 8/1/2028(a)(b)	124,000	135,032
JW Aluminum Continuous Cast Co., 10.25%, 6/1/2026(a)(b)	854,000	904,207
		2,286,897

See accompanying Notes to Financial Statements.

High Yield ETF SCHEDULE OF INVESTMENTS (Continued)	December 31, 2021 (Unaudited)
	Principal Amount / Number of Shares	Value
CORPORATE BONDS (Continued)
MISCELLANEOUS MANUFACTURING — 1.0%
Anagram International, Inc. / Anagram Holdings LLC, 10.00%, 8/15/2026(a)(b)	$93,780	$97,982
FXI Holdings, Inc., 7.88%, 11/1/2024(a)(b)	690,000	703,759
LSB Industries, Inc., 6.25%, 10/15/2028(a)(b)	500,000	520,710
Techniplas LLC, 10.00%, 5/1/2020(a)(b)(c)	3,065,000	—
		1,322,451
OIL & GAS — 5.8%
Comstock Resources, Inc., 6.75%, 3/1/2029(a)(b)	500,000	542,490
Encino Acquisition Partners Holdings LLC, 8.50%, 5/1/2028(a)(b)	600,000	624,102
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 2/1/2029(a)(b)	750,000	774,094
Laredo Petroleum, Inc., 7.75%, 7/31/2029(a)(b)	500,000	488,202
Marathon Oil Corp., 6.60%, 10/1/2037	600,000	786,952
Marathon Petroleum Corp., 5.00%, 9/15/2054(a)	500,000	598,228
Mesquite Energy, Inc., 7.25%, 2/15/2023(a)(b)(c)	1,902,000	12,363
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/2026(a)(b)	350,000	327,614
Occidental Petroleum Corp., 7.15%, 5/15/2028	750,000	880,762
Par Petroleum LLC / Par Petroleum Finance Corp., 7.75%, 12/15/2025(a)(b)	948,000	961,846
PBF Holding Co. LLC / PBF Finance Corp. 9.25%, 5/15/2025(a)(b)	750,000	714,266
7.25%, 6/15/2025(a)	250,000	177,435
Southwestern Energy Co., 8.38%, 9/15/2028(a)	750,000	838,222
		7,726,576
	Principal Amount / Number of Shares	Value
CORPORATE BONDS (Continued)
OIL & GAS SERVICES — 1.4%
Basic Energy Services, Inc., 10.75%, 10/15/2023(a)(b)(c)	$1,978,000	$178,020
Bristow Group, Inc., 6.88%, 3/1/2028(a)(b)	600,000	624,984
Oil States International, Inc., 1.50%, 2/15/2023	600,000	562,725
Weatherford International Ltd. 11.00%, 12/1/2024(a)(b)	73,000	75,266
8.63%, 4/30/2030(a)(b)	400,000	415,922
		1,856,917
PACKAGING & CONTAINERS — 0.5%
Graham Packaging Co., Inc., 7.13%, 8/15/2028(a)(b)	164,000	169,986
Mauser Packaging Solutions Holding Co., 7.25%, 4/15/2025(a)(b)	464,000	465,694
		635,680
PHARMACEUTICALS — 0.6%
Bausch Health Cos., Inc., 6.25%, 2/15/2029(a)(b)	459,000	436,913
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 6.00%, 6/30/2028(a)(b)	500,000	373,265
		810,178
PIPELINES — 6.8%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 3/1/2027(a)(b)	234,000	242,716
EQM Midstream Partners LP, 6.50%, 7/1/2027(a)(b)	750,000	840,945
Genesis Energy LP / Genesis Energy Finance Corp., 8.00%, 1/15/2027(a)	600,000	619,008
Golar LNG Ltd., 2.75%, 2/15/2022	498,000	499,514
Harvest Midstream I LP, 7.50%, 9/1/2028(a)(b)	500,000	535,710
Holly Energy Partners LP / Holly Energy Finance Corp., 5.00%, 2/1/2028(a)(b)	750,000	748,789
ITT Holdings LLC, 6.50%, 8/1/2029(a)(b)	500,000	495,820

See accompanying Notes to Financial Statements.

High Yield ETF SCHEDULE OF INVESTMENTS (Continued)	December 31, 2021 (Unaudited)
	Principal Amount / Number of Shares	Value
CORPORATE BONDS (Continued)
PIPELINES (Continued)
New Fortress Energy, Inc., 6.50%, 9/30/2026(a)(b)	$600,000	$596,172
NGL Energy Partners LP / NGL Energy Finance Corp., 7.50%, 11/1/2023(a)	472,000	465,411
Oasis Midstream Partners LP / OMP Finance Corp., 8.00%, 4/1/2029(a)(b)	600,000	654,852
Plains All American Pipeline LP, Series B, 6.13%, (3-Month US LIBOR + 4.11%)(a)(d)(e)	702,000	599,333
Rockies Express Pipeline LLC, 4.80%, 5/15/2030(a)(b)	750,000	783,011
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 8.50%, 10/15/2026(a)(b)	500,000	521,485
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 5.50%, 1/15/2028(a)(b)	500,000	496,333
Western Midstream Operating LP, 6.50%, 2/1/2050(a)	750,000	888,011
		8,987,110
REAL ESTATE — 0.7%
Howard Hughes Corp. (The), 4.13%, 2/1/2029(a)(b)	750,000	761,089
Realogy Group LLC / Realogy Co.-Issuer Corp., 9.38%, 4/1/2027(a)(b)	164,000	177,301
		938,390
REITS — 2.0%
Brookfield Property REIT Inc / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 5.75%, 5/15/2026(a)(b)	516,000	534,640
Granite Point Mortgage Trust, Inc., 6.38%, 10/1/2023	690,000	706,836
Iron Mountain, Inc., 5.25%, 3/15/2028(a)(b)	616,000	641,700
Service Properties Trust 4.35%, 10/1/2024(a)	214,000	209,952
4.95%, 2/15/2027(a)	614,000	596,240
		2,689,368
	Principal Amount / Number of Shares	Value
CORPORATE BONDS (Continued)
RETAIL — 0.7%
Party City Holdings, Inc., 5.75%, (6-Month US LIBOR + 5.00%), 7/15/2025(a)(b)(d)	$164,823	$155,523
Staples, Inc., 10.75%, 4/15/2027(a)(b)	879,000	829,372
		984,895
SOFTWARE — 0.9%
Veritas US, Inc. / Veritas Bermuda Ltd., 7.50%, 9/1/2025(a)(b)	865,000	896,404
Ziff Davis, Inc., 1.75%, 11/1/2026(b)	214,000	265,523
		1,161,927
TELECOMMUNICATIONS — 0.9%
CommScope, Inc., 8.25%, 3/1/2027(a)(b)	301,000	309,449
Embarq Corp., 8.00%, 6/1/2036	579,000	649,429
Viasat, Inc., 6.50%, 7/15/2028(a)(b)	264,000	265,034
		1,223,912
TOYS/GAMES/HOBBIES — 0.2%
Mattel, Inc., 6.20%, 10/1/2040	164,000	212,660
TOTAL CORPORATE BONDS (Cost $74,338,239)		71,438,435

TERM LOANS — 19.9%
ADVERTISING — 1.5%
ABG Intermediate Holdings 2 LLC, 12/10/2029(f)	1,000,000	1,005,000
Advantage Sales & Marketing, Inc., 5.25%, (3-Month US LIBOR + 4.50%), 10/28/2027(d)	990,000	992,351
		1,997,351
AUTO PARTS & EQUIPMENT — 0.6%
First Brands Group LLC, 6.00%, (3-Month US LIBOR + 5.00%), 3/30/2027(d)	736,907	741,697
COMMERCIAL SERVICES — 1.8%
AQ Carver Buyer, Inc., 6.00%, (3-Month US LIBOR + 5.00%), 9/23/2025(d)	977,500	979,944
KNS Midco Corp., 7.00%, (3-Month US LIBOR + 6.25%), 4/21/2027(d)	993,750	976,772

See accompanying Notes to Financial Statements.

High Yield ETF SCHEDULE OF INVESTMENTS (Continued)	December 31, 2021 (Unaudited)
	Principal Amount / Number of Shares	Value
TERM LOANS (Continued)
COMMERCIAL SERVICES (Continued)
National Intergovernmental Purchasing Alliance Co., 7.63%, (3-Month US LIBOR + 7.50%), 5/22/2026(d)	$493,338	$492,721
		2,449,437
COMPUTERS — 1.5%
Redstone Holdco 2 LP, 8.50%, (3-Month US LIBOR + 7.75%), 4/16/2029(d)	1,000,000	930,000
Vision Solutions, Inc., 8.00%, (3-Month US LIBOR + 7.25%), 3/19/2029(d)	1,000,000	1,001,565
		1,931,565
DIVERSIFIED FINANCIAL SERVICES — 0.8%
Edelman Financial Engines Center LLC, 6.85%, (1-Month US LIBOR + 6.75%), 7/20/2026(d)	1,000,000	1,005,730
ENTERTAINMENT — 1.5%
AP Core Holdings II, LLC, 6.25%, (1-Month US LIBOR + 5.50%), 9/1/2027(d)	2,000,000	2,005,830
FOOD — 0.8%
Balrog Acquisition, Inc., 7.50%, (3-Month US LIBOR + 7.00%), 8/2/2029(d)	1,000,000	1,000,000
FOOD SERVICE — 0.7%
TKC Holdings, Inc., 6.50%, (3-Month US LIBOR + 5.50%), 5/3/2028(d)	991,190	993,669
HEALTHCARE-SERVICES — 3.5%
Air Methods Corp., 4.50%, (3-Month US LIBOR + 3.50%), 4/22/2024(d)	726,416	691,910
MED ParentCo LP, 8.35%, (1-Month US LIBOR + 8.25%), 8/30/2027(d)	1,000,000	1,002,915
Sound Inpatient Physicians, 6.85%, (1-Month US LIBOR + 6.75%), 6/26/2026(d)	1,069,939	1,072,614
	Principal Amount / Number of Shares	Value
TERM LOANS (Continued)
HEALTHCARE-SERVICES (Continued)
Summit Behavioral Healthcare LLC, 8.50%, (3-Month US LIBOR + 7.75%), 11/8/2029(d)	$1,000,000	$955,000
Upstream Newco, Inc., 8.60%, (1-Month US LIBOR + 8.50%), 11/20/2027(d)	1,000,000	990,000
		4,712,439
INVESTMENT COMPANIES — 0.7%
Cardinal Parent, Inc., 8.50%, (3-Month US LIBOR + 7.75%), 11/13/2028(d)	976,667	976,667
MEDIA — 0.7%
Directv Financing LLC, 5.75%, (3-Month US LIBOR + 5.00%), 7/22/2027(d)	977,500	979,660
OIL & GAS — 1.4%
CITGO Petroleum Corp., 7.25%, (3-Month US LIBOR + 6.25%), 3/28/2024(d)	888,769	889,880
Gulf Finance LLC, 7.75%, (1-Month US LIBOR + 6.75%), 8/25/2026(d)	991,495	929,839
		1,819,719
RETAIL — 0.7%
JP Intermediate B LLC, 6.50%, (3-Month US LIBOR + 5.50%), 11/15/2025(d)	954,250	889,838
SOFTWARE — 3.0%
BYJU’s Alpha, Inc., 11/5/2026(f)	1,000,000	1,014,580
Help/Systems Holdings, Inc., 7.50%, (3-Month US LIBOR + 6.75%), 11/19/2027(d)	1,000,000	1,000,420
Mandolin Technology Intermediate Holdings, Inc., 7.00%, (3-Month US LIBOR + 6.50%), 7/8/2029(d)	1,000,000	1,003,750
Quartz Holding Co., 8.10%, (1-Month US LIBOR + 8.00%), 4/2/2027(d)	1,000,000	991,250
		4,010,000

See accompanying Notes to Financial Statements.

High Yield ETF SCHEDULE OF INVESTMENTS (Continued)	December 31, 2021 (Unaudited)
	Principal Amount / Number of Shares	Value
TERM LOANS (Continued)
TRANSPORTATION — 0.7%
Odyssey Logistics & Technology Corp., 5.00%, (3-Month US LIBOR + 4.00%), 10/12/2024(d)	$988,249	$981,084
TOTAL TERM LOANS (Cost $26,152,132)		26,494,686

FOREIGN BONDS — 13.6%
AEROSPACE/DEFENSE — 0.6%
Rolls-Royce PLC, 5.75%, 10/15/2027 (United Kingdom)(a)(b)	750,000	830,175
AGRICULTURE — 1.2%
Cooke Omega Investments, Inc. / Alpha VesselCo Holdings, Inc., 8.50%, 12/15/2022 (Canada)(a)(b)	1,598,000	1,627,715
AIRLINES — 0.0%
Virgin Australia Holdings Pty Ltd., 7.88%, 10/15/2021 (Australia)(b)	172,000	9,460
AUTO PARTS & EQUIPMENT — 0.7%
IHO Verwaltungs GmbH, 6.38%, 5/15/2029 (Germany)(a)(b)	850,000	915,306
BUILDING MATERIALS — 0.3%
West China Cement Ltd., 4.95%, 7/8/2026 (China)(a)	500,000	477,938
CHEMICALS — 0.2%
Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.75%, 4/30/2026 (Australia)(a)(b)	234,000	239,554
COMMERCIAL SERVICES — 1.1%
Airswift Global AS, 8.65%, (3-Month US LIBOR + 8.50%), 5/12/2025 (United Kingdom)(b)(d)	300,000	306,000
Cimpress PLC, 7.00%, 6/15/2026 (Ireland)(a)(b)	774,000	804,797
eHi Car Services Ltd., 7.75%, 11/14/2024 (China)(a)	350,000	342,221
		1,453,018
DIVERSIFIED FINANCIAL SERVICES — 0.5%
Global Aircraft Leasing Co. Ltd., 6.50%, 9/15/2024 (Cayman Islands)(a)(b)	656,350	634,110
	Principal Amount / Number of Shares	Value
FOREIGN BONDS (Continued)
ELECTRIC — 0.3%
TransAlta Corp., 6.50%, 3/15/2040 (Canada)	$316,000	$366,881
ENTERTAINMENT — 0.5%
Merlin Entertainments Ltd., 5.75%, 6/15/2026 (United Kingdom)(a)(b)	600,000	624,657
FOOD — 1.6%
FAGE International SA / FAGE USA Dairy Industry, Inc., 5.63%, 8/15/2026 (Luxembourg)(a)(b)	200,000	205,203
JBS USA LUX SA / JBS USA Finance, Inc., 6.75%, 2/15/2028 (Brazil)(a)(b)	1,850,000	1,998,814
		2,204,017
FOREST PRODUCTS & PAPER — 0.5%
Mercer International, Inc., 5.50%, 1/15/2026 (Germany)(a)	640,000	649,683
GAS — 0.3%
Rockpoint Gas Storage Canada Ltd., 7.00%, 3/31/2023 (Canada)(a)(b)	348,000	349,195
IRON/STEEL — 0.6%
Infrabuild Australia Pty Ltd., 12.00%, 10/1/2024 (Australia)(a)(b)	534,000	551,050
Mineral Resources Ltd., 8.13%, 5/1/2027 (Australia)(a)(b)	249,000	268,919
		819,969
MINING — 1.2%
China Hongqiao Group Ltd., 6.25%, 6/8/2024 (China)	500,000	496,177
IAMGOLD Corp., 5.75%, 10/15/2028 (Burkina Faso)(a)(b)	500,000	492,015
Teck Resources Ltd., 6.25%, 7/15/2041 (Canada)(a)	500,000	666,078
		1,654,270
OIL & GAS — 0.9%
Cenovus Energy, Inc., 6.75%, 11/15/2039 (Canada)	500,000	681,194
Petrobras Global Finance BV, 7.25%, 3/17/2044 (Brazil)	500,000	554,507
		1,235,701

See accompanying Notes to Financial Statements.

High Yield ETF SCHEDULE OF INVESTMENTS (Continued)	December 31, 2021 (Unaudited)
	Principal Amount / Number of Shares	Value
FOREIGN BONDS (Continued)
OIL & GAS SERVICES — 0.2%
Calfrac Holdings LP, 10.88%, 3/15/2026 (Canada)(a)(b)	$240,116	$217,642
PACKAGING & CONTAINERS — 0.3%
ARD Finance SA, 6.50%, 6/30/2027 (Luxembourg)(a)(b)	350,000	360,864
PHARMACEUTICALS — 0.5%
Cheplapharm Arzneimittel GmbH, 5.50%, 1/15/2028 (Germany)(a)(b)	650,000	659,048
REAL ESTATE — 0.6%
Kaisa Group Holdings Ltd., 10.50%, 1/15/2025 (China)(a)	250,000	66,250
KWG Group Holdings Ltd., 7.40%, 1/13/2027 (China)(a)	250,000	175,625
Sunac China Holdings Ltd., 6.50%, 1/10/2025 (China)(a)	300,000	192,000
Wanda Properties Overseas Ltd., 6.88%, 7/23/2023 (China)	350,000	335,335
Yuzhou Group Holdings Co. Ltd., 6.35%, 1/13/2027 (China)(a)	250,000	70,000
		839,210
TELECOMMUNICATIONS — 0.7%
C&W Senior Financing DAC, 6.88%, 9/15/2027 (Panama)(a)(b)	300,000	312,312
Telecom Italia Capital SA, 7.20%, 7/18/2036 (Italy)	500,000	574,100
		886,412
TRANSPORTATION — 0.8%
Diana Shipping, Inc., 8.38%, 6/22/2026 (Greece)(b)	500,000	516,250
Seaspan Corp., 5.50%, 8/1/2029 (Hong Kong)(a)(b)	500,000	505,703
		1,021,953
TOTAL FOREIGN BONDS (Cost $18,128,164)		18,076,778

PREFERRED STOCKS — 0.9%
BANKS — 0.9%
Bank of America Corp., 7.25%, Series L	400	578,160
Wells Fargo & Co., 7.50%, Series L	400	596,212
		1,174,372
TOTAL PREFERRED STOCKS (Cost $1,143,319)		1,174,372
	Principal Amount / Number of Shares	Value
COMMON STOCKS — 0.1%
DIVERSIFIED FINANCIAL SERVICES — 0.0%
Voyager Aviation Holdings LLC*(g)(h)	$4,080	$0
OIL & GAS SERVICES — 0.1%
Calfrac Well Services Ltd.*	38,773	126,788
Hi-Crush Holdings, Inc.*	24,686	0
		126,788
RETAIL — 0.0%
Party City Holdings, Inc.*	19,290	21,412
TOTAL COMMON STOCKS (Cost $216,727)		148,200

UNITS — 0.0%
DIVERSIFIED FINANCIAL SERVICES — 0.0%
Voyager Aviation Holdings LLC*(g)(h)	24,481	0
TOTAL UNITS (Cost $612,025)		0

EXCHANGE-TRADED FUNDS — 3.3%
Global X Nasdaq 100 Covered Call ETF	20,422	453,164
iShares USD Asia High Yield Bond Index ETF	454,000	3,895,320
TOTAL EXCHANGE-TRADED FUNDS (Cost $4,469,515)		4,348,484

SHORT-TERM INVESTMENTS — 8.8%
JPMorgan U.S. Government Money Market Fund — Institutional Class, 0.01%(i)	11,664,604	11,664,604
TOTAL SHORT TERM INVESTMENTS (Cost $11,664,604)		11,664,604

TOTAL INVESTMENTS — 100.3% (Cost $136,724,725)		133,345,559
Liabilities in Excess of Other Assets — (0.3%)		(245,895)
TOTAL NET ASSETS — 100.0%		$133,099,664

*    Non-income producing security.

(a)  Callable.

(b)  Security was purchased (sold) pursuant to Rule 144A under the Securities Act of 1933 and may not be resold (repurchased) subject to that rule except to qualified institutional buyers. Unless otherwise noted, Rule 144A securities are deemed to be liquid. Total fair value of Rule 144A securities amounts to $63,536,600, which represents 47.7% of net assets as of December 31, 2021.

See accompanying Notes to Financial Statements.

High Yield ETF SCHEDULE OF INVESTMENTS (Concluded)	December 31, 2021 (Unaudited)

(c)  Security is in default.

(d)  Floating rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at December 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

(e)  Perpetual, callable security with no stated maturity date.

(f)  This loan will settle after December 31, 2021 at which time the interest rate will be determined.

(g)  Securities valued at fair value by the Trust’s Valuation Committee in accordance with procedures approved by, and under the general supervision of, the Trust’s Board of Trustees. The total value of these securities is $0 which represents approximately 0% of net assets as of December 31, 2021.

(h)  Level 3 security. The total value of these securities is $0. See Note 2a.

(i)   The rate is the annualized seven-day yield at period end.

The 1-Month US LIBOR rate as of December 31, 2021 is 0.101%.

The 3-Month US LIBOR rate as of December 31, 2021 is 0.209%.

The 6-Month US LIBOR rate as of December 31, 2021 is 0.339%.

See accompanying Notes to Financial Statements.

High Yield ETF SUMMARY OF INVESTMENTS	December 31, 2021 (Unaudited)
Percent of Total Net Assets
Advertising	1.5%
Aerospace/Defense	0.9%
Agriculture	1.2%
Airlines	1.2%
Auto Manufacturers	1.8%
Auto Parts & Equipment	2.9%
Banks	1.1%
Building Materials	0.6%
Chemicals	2.2%
Coal	0.5%
Commercial Services	6.5%
Computers	3.0%
Cosmetics/Personal Care	0.4%
Distribution/Wholesale	0.3%
Diversified Financial Services	3.7%
Electric	1.7%
Engineering & Construction	1.3%
Entertainment	3.2%
Environmental Control	0.4%
Food	3.3%
Food Service	0.7%
Forest Products & Paper	0.6%
Gas	0.3%
Healthcare-Services	4.2%
Home Builders	1.4%
Insurance	0.5%
Internet	1.4%
Investment Companies	1.2%
Iron/Steel	0.8%
Leisure Time	1.2%
Lodging	0.2%
Media	3.2%
Metal Fabricate/Hardware	0.5%
Mining	2.9%
Miscellaneous Manufacturing	1.0%
Oil & Gas	8.1%
Oil & Gas Services	1.7%
Packaging & Containers	0.8%
Pharmaceuticals	1.1%
Pipelines	6.8%
Real Estate	1.3%
REITS	2.0%
Retail	1.4%

See accompanying Notes to Financial Statements.

High Yield ETF SUMMARY OF INVESTMENTS (Concluded)	December 31, 2021 (Unaudited)
Percent of Total Net Assets
Software	3.9%
Telecommunications	1.6%
Toys/Games/Hobbies	0.2%
Transportation	1.5%
Exchange-Traded Fund	3.3%
Short-Term Investments	8.8%
Total Investments	100.3%
Liabilities in Excess of Other Assets	(0.3)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENT OF ASSETS AND LIABILITIES	December 31, 2021 (Unaudited)
High Yield ETF
Assets:
Investments, at value	$133,345,559
Cash	170,938
Investment securities sold	40,567,638
Interest receivable	1,673,768
Dividends receivable	17,508
Total Assets	175,775,411

Liabilities:
Advisory fees payable	140,609
Investment securities purchased	42,535,138
Total Liabilities	42,675,747

Net Assets	$133,099,664

Net Assets Consist of:
Paid-in capital	$330,239,439
Distributable earnings (loss)	(197,139,775)
Net Assets	$133,099,664

Net Assets	$133,099,664
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	4,200,000
Net Asset Value, Offering and Redemption Price Per Share	$31.69
Investments, at cost	$136,724,725

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENT OF OPERATIONS
High Yield ETF
For the Six Months Ended December 31, 2021 (Unaudited)
Investment Income:
Dividends	$353,128
Interest	4,355,289
Total Investment Income	4,708,417

Expenses:
Advisory fees	833,771
Total Expenses	833,771

Net Investment Income (Loss)	3,874,646

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(980,265)
Net realized gain (loss)	(980,265)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,745,068)
Net change in unrealized appreciation (depreciation)	(1,745,068)
Net realized and unrealized gain (loss)	(2,725,333)

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,149,313

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF CHANGES IN NET ASSETS
	High Yield ETF
	For the Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021
From Investment Activities:
Operations:
Net investment income (loss)	$3,874,646	$5,691,783
Net realized gain (loss)	(980,265)	(4,570,274)
Change in net unrealized appreciation (depreciation)	(1,745,068)	16,927,836
Net increase (decrease) in net assets resulting from operations	1,149,313	18,049,345

Distributions to Shareholders:
Distributions	(4,220,250)	(5,874,906)
Return of capital	—	(2,114,094)
Total Distributions to Shareholders	(4,220,250)	(7,989,000)

Capital Transactions:
Proceeds from shares issued	4,810,371	36,980,867
Cost of shares redeemed	—	(14,222,604)
Net increase (Decrease) in Net Assets Resulting from Capital Share Transactions	4,810,371	22,758,263

Total Increase (Decrease) in Net Assets	1,739,434	32,818,608

Net Assets:
Beginning of period	131,360,230	98,541,622
End of period	$133,099,664	$131,360,230

Change in Shares Outstanding:
Shares outstanding, beginning of period	4,050,000	3,350,000
Shares issued	150,000	1,150,000
Shares redeemed	—	(450,000)
Shares outstanding, end of period	4,200,000	4,050,000

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST FINANCIAL HIGHLIGHTS
High Yield ETF Selected Per Share Data	For the Six Months Ended December 31, 2021 (Unaudited)		Years Ended June 30
			2021	2020	2019	2018	2017
Net Asset Value, beginning of period	$32.43		$29.42	$34.58	$36.72	$36.52	$33.88
Investment Activities
Net investment income (loss)(1)	0.94		1.65	2.17	2.66	2.66	2.71
Net realized and unrealized gain (loss)	(0.66)		3.66	(4.92)	(2.16)	0.23	2.49
Distributions of Net Realized Gains by other Investment Companies	—		—	—	—	—	0.00 (2)
Total from investment activities	0.28		5.31	(2.75)	0.50	2.89	5.20
Distributions to shareholders from:
Net investment income	(1.02)		(1.72)	(2.27)	(2.64)	(2.69)	(2.56)
Return of Capital	—		(0.58)	(0.14)	—	—	—
Total distributions	(1.02)		(2.30)	(2.41)	(2.64)	(2.69)	(2.56)
Net Asset Value, end of period	$31.69		$32.43	$29.42	$34.58	$36.72	$36.52
Total Return (%)	0.91	(3)	18.58	(8.27)	1.47	8.19	15.72
Total Return at Market Price (%)	0.22	(3)	19.23	(7.68)	1.26	9.34	14.33
Ratios to Average Net Assets
Expenses (%)	1.25	(4)	1.25	1.25	1.25 (5)	1.28 (6)	1.24
Net investment income (loss) (%)	5.81	(4)	5.23	6.67	7.51	7.23	7.55
Supplemental Data
Net Assets at end of period (000’s)	$133,100		$131,360	$98,542	$141,785	$176,253	$169,810
Portfolio turnover (%)(7)	36	(3)	90	101	74	133	147

(1)  Per share numbers have been calculated using the average shares method.

(2)  Amount represents less than $0.005 or 0.005%.

(3)  Not annualized for periods less than one year.

(4)  Annualized for periods less than one year.

(5)  Effective July 1, 2018, the Fund changed its expenses to a unitary fee and waivers and reimbursements have been discontinued.

(6)  The expense ratio includes expense for Dividend Payable on Securities Sold Short which was less than 0.005% for the year ended June 30, 2018.

(7)  Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS	December 31, 2021 (Unaudited)

Note 1 – Organization

Exchange Listed Funds Trust (the “Trust”) was organized on April 4, 2012 as a Delaware statutory trust and is registered with the Securities and Exchange Commission (“SEC”) under the 1940 Act as an open-end management investment company. The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The Trust has registered its Shares in multiple separate series. The assets of each series in the Trust are segregated and a shareholder’s interest is limited to the series in which Shares are held. The financial statements herein are for the High Yield ETF (the “Fund”).

The Fund commenced operations on December 1, 2010 as the Peritus High Yield ETF, a separate series of the AdvisorShares Trust, which was organized as a Delaware statutory trust on July 30, 2007 as an open-end management investment company registered under the 1940 Act. On June 22, 2018, the Peritus High Yield ETF was reorganized into the Trust in a tax-free exchange of shares and began accruing a unitary fee for expenses. On September 6, 2018, the Fund was renamed the High Yield ETF.

The Fund is an actively managed exchange-traded fund (“ETF”). Unlike index ETFs, actively managed ETFs do not seek to track the performance of a specified index. Instead, the Fund uses an active investment strategy in seeking to meet its investment objective.

The Fund employs a “multi-manager” approach whereby portions of the Fund’s assets are allocated among sub-advisers. Exchange Traded Concepts, LLC (the “Adviser”) is responsible for the management of the Fund and supervision of the Fund’s sub-advisers, MacKay Shields LLC (“MacKay Shields”) and WhiteStar Asset Management LLC (“WhiteStar”) (each, a “Sub-Adviser,” and together, the “Sub-Advisers”). Each Sub-Adviser manages its allocated portion of the Fund’s assets to correspond with its distinct investment style and strategy in a manner consistent with the Fund’s investment objective, strategies, and restrictions.

The investment objective of the Fund is to seek high current income with a secondary goal of capital appreciation. The Fund seeks to achieve its investment objective by investing in a focused portfolio of high yield debt securities commonly referred to as ‘‘junk bonds’’. The Fund may invest in debt securities issued by foreign issuers, including issuers in emerging markets. The Fund does not have any portfolio maturity limitation and may invest in instruments with short-term, medium-term or long-term maturities. In seeking to achieve its investment objective, the Fund may invest in closed-end funds. The Fund may also invest in equity securities that a Sub-Adviser believes will yield high dividends or are otherwise consistent with the Fund’s investment objective and in repurchase agreements. The Fund’s strategy may frequently involve buying and selling securities, which may lead to relatively high portfolio turnover.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

Note 2 – Basis of Presentation and Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Trust in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Fund ultimately realizes upon sale of the securities.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	December 31, 2021 (Unaudited)

(a) Valuation of Investments

The Fund records investments at fair value using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Securities regularly traded in an OTC market are valued at the latest quoted sales price on the primary exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid price. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In the event that current market valuations are not readily available or such valuations do not reflect current fair market value, the Trust’s procedures require the Trust’s Valuation Committee, in accordance with the Trust’s Board-approved valuation guidelines, to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. With respect to securities that are primarily listed on foreign exchanges, the value of the Fund’s portfolio securities may change on days when the investors will not be able to purchase or sell their Shares.

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•   Level 1 – Quoted prices in active markets for identical assets.

•   Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•   Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the valuation procedures noted previously, open-end investment companies are valued at their NAV each business day and are categorized as Level 1. ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. ETFs are generally categorized as Level 1. Corporate bonds, common stocks, term loans, repurchase agreements and foreign bonds are valued at prices supplied by independent pricing services approved by the Valuation Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, securities are valued at the mean between the bid and ask quotations or evaluated prices, as applicable, obtained from broker dealers. These securities are generally categorized as Level 2 or Level 3.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	December 31, 2021 (Unaudited)

The following is a summary of the valuations as of December 31, 2021 for the Fund based upon the three levels defined above:

High Yield ETF	Level 1	Level 2	Level 3		Total
Investments
Corporate Bonds(a)	$—	$71,438,435	$—		$71,438,435
Term Loans(a)	—	26,494,686	—		26,494,686
Foreign Bonds(a)	—	18,076,778	—		18,076,778
Exchange-Traded Funds(a)	4,348,484	—	—		4,348,484
Preferred Stocks(a)	1,174,372	—	—		1,174,372
Common Stocks(a)	126,788	21,412	—	(b)	148,200
Units(a)	—	—	—	(b)	—
Short-Term Investments	11,664,604	—	—		11,664,604
Total	$17,314,248	$116,031,311	$—		$133,345,559

(a)  See Schedule of Investments for additional detailed categorizations.

(b)  Fund holds a Level 3 investment within this investment type and the fair value as of December 31, 2021 is $0.

(b) Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount, using the effective yield method. When a security has been identified as defaulted, the income accrued for that security is written off and the security stops accruing interest or amortization/accretion. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Paydown gains and losses are recorded as an adjustment to interest income in the Statement of Operations. Dividend and Interest Income on the Statement of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

(c) Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Financial instruments and other assets and liabilities of the Fund denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in values to financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates. The Fund may be subject to foreign taxes related to foreign income received, capital gains on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

(d) Federal Income Tax

It is the policy of the Fund to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”) and to distribute substantially all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required as long as the Fund qualifies as a regulated investment company.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	December 31, 2021 (Unaudited)

Management of the Fund has evaluated tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. In general, tax positions taken in previous tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require the Fund to record a tax liability and, therefore, there is no impact to the Fund’s financial statements. The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of December 31, 2021, the Fund did not have any interest or penalties associated with the underpayment of any income taxes.

(e) Term Loans

The Fund invests in senior secured corporate loans or bank loans, some of which may be partially or entirely unfunded and purchased on a when-issued or delayed delivery basis, that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay cannot be predicted with accuracy, whether as a contractual requirement or at their election. As a result, actual maturity may be substantially less than the stated maturity. Bank loans in which the Fund invests are generally readily marketable, but may be subject to certain restrictions on resale.

The Fund may enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned are immaterial and recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of December 31, 2021, the Fund had $2,019,580 in unfunded domestic loan commitments.

(f) Distributions to Shareholders

The Fund distributes net investment income monthly and capital gains, if any, at least annually. The Fund may make distributions on a more frequent basis to comply with the distributions requirement of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification.

If the Fund’s distributions exceed its earnings and profits, all or a portion of the distributions made in the taxable year may be treated as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce a shareholder’s cost basis and result in a higher capital gain and lower capital loss when the Shares on which the distribution was received are sold. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	December 31, 2021 (Unaudited)

The estimated characterization of the monthly distributions paid are expected to be either an ordinary income or return of capital distribution. This estimate is based on the Fund’s operating results during the period and the most recent industry information available from the Underlying Funds. The actual characterization of the distributions made during the period may not be determined until after the end of the fiscal year and any differences may be adjusted in the subsequent year. The Fund will inform shareholders of the final tax character of the distributions on IRS Form 1099-DIV in February of the following year.

Note 3 – Transactions with Affiliates and Other Servicing Agreements

(a) Investment Advisory Agreement

The Adviser serves as the investment adviser to the Trust, including the Fund, pursuant to an investment advisory agreement entered into by the Adviser and the Trust, on behalf of the Fund (“Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advisory services to the Fund. The Adviser is responsible for, among other things, overseeing the Sub-Adviser (as defined below), including regular review of the Sub-Adviser’s performance, trading portfolio securities on behalf of the Fund, and selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board. The Adviser also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

For the services it provides to the Fund, the Adviser receives a fee, which is calculated daily and paid monthly, at an annual rate of 1.25% of average daily net assets of the Fund.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (“Excluded Expenses”).

The Adviser has entered into an agreement with Cobalt Falcon, LLC (the “Sponsor”) pursuant to which the Sponsor has agreed to (i) provide administrative and other support with respect to the Fund and (ii) assume the obligation of the Adviser to pay all expenses of the Fund (except the Excluded Expenses) and, to the extent applicable, pay the Adviser a minimum fee under the arrangement. For its services, the Sponsor is entitled to a fee from the Adviser, which is calculated daily and paid monthly, based on a percentage of the average daily net assets of the Fund. The Sponsor does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the Fund.

An Interested Trustee and certain officers of the Trust are affiliated with the Adviser and receive no compensation from the Trust for serving as officers and/or Trustee.

(b) Investment Sub-Advisory Agreement

The Adviser has entered into investment sub-advisory agreements (the “Sub-Advisory Agreements”) with respect to the Fund with MacKay Shields and WhiteStar. Under the Sub-Advisory Agreements, the Sub-Advisers are responsible for selecting the Fund’s investments in accordance with the Fund’s investment objective, policies and restrictions. WhiteStar also is responsible for trading portfolio securities and other investment instruments on behalf of the Fund and selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board. Under the Sub-Advisory Agreements, the Adviser pays a fee to each Sub-Adviser, calculated daily and paid monthly, equal to an annual rate of 0.35% of the average daily allocated net assets.

(c) Distribution Arrangement

Foreside Fund Services, LLC (the “Distributor”), a Delaware limited liability company, is the principal underwriter and distributor of the Fund’s Shares. The Distributor does not maintain any secondary market in Fund Shares.

The Trust has adopted a Rule 12b-1 Distribution and Service Plan (the “Distribution and Service Plan”) pursuant to which payments of up to a maximum of 0.25% of the Fund’s average daily net assets may be made to compensate or reimburse financial

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	December 31, 2021 (Unaudited)

intermediaries for activities principally intended to result in the sale of the Fund’s Shares. In accordance with the Distribution and Service Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Trust.

Currently, no payments are made under the Distribution and Service Plan. Such payments may only be made after approval by the Board. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Trust.

An officer of the Trust is also an employee of an affiliate of the Distributor and receives no compensation from the Trust for serving as an officer.

(d) Other Servicing Agreements

The Bank of New York Mellon (“BNY Mellon”) serves as the Fund’s fund accountant, transfer agent, custodian and administrator.

Note 4 – Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended December 31, 2021 were as follows:

Fund	Purchases	Sales
High Yield ETF	$44,002,399	$44,773,756

Purchases and sales of in-kind transactions for the period ended December 31, 2021 were as follows:

Fund	Purchases	Sales
High Yield ETF	$—	$—

Note 5 – Capital Share Transactions

Fund Shares are listed and traded on the Exchange each day that the Exchange is open for business (“Business Day”). The Fund’s Shares may only be purchased and sold on the Exchange through a broker-dealer. Because the Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

The Fund offers and redeems Shares on a continuous basis at NAV only in large blocks of Shares (“Creation Unit”). Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Fund Shares may only be purchased from or redeemed directly from the Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed by the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the market value as set forth in the Participant Agreement. A participant agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	December 31, 2021 (Unaudited)

A purchase (i.e., creation) transaction fee may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. The Fund may adjust the creation transaction fee from time to time based upon actual experience. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. The Fund may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover. The standard Creation Unit transaction fee for the Fund is $500, regardless of the number of Creation Units created in the transaction.

A redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. The Fund may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a variable fee, payable to the Fund, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for the Fund. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the Fund’s securities to the account of the Trust. The non-standard charges are payable to the Fund as it incurs costs in connection with the redemption of Creation Units, the receipt of the Fund’s securities and the cash redemption amount and other transactions costs. The standard redemption transaction fee for the Fund is $500, regardless of the number of Creation Units redeemed in the transaction.

Note 6 – Principal Risks

As with any investment, the investor could lose all or part of their investment in the Fund and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Additional principal risks are disclosed in the Fund’s prospectus. Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

Fixed Income Securities Risk. The market value of fixed income investments in which the Fund may invest may change in response to interest rate changes and other factors. During periods of falling interest rates, the value of outstanding fixed income securities may rise. Conversely, during periods of rising interest rates, the value of fixed income securities may decline.

High-Yield Risk. High-yield or non-investment grade securities (commonly referred to as “junk bonds”) and unrated securities of comparable credit quality are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations and are generally considered to be speculative. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the noninvestment grade securities markets generally, real or perceived adverse economic and competitive industry conditions and less secondary market liquidity. If the issuer of non-investment grade securities defaults, the Fund may incur additional expenses to seek recovery.

Market Risk. The market price of a security or instrument could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Concluded)	December 31, 2021 (Unaudited)

Trading Risk. Shares of the Fund may trade on the Exchange above (premium) or below (discount) their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Fund’s shares will fluctuate continuously throughout trading hours based on market supply and demand and may deviate significantly from the value of the Fund’s holdings, particularly in times of market stress, with the result that investors may pay more or receive less than the underlying value of the Fund shares bought or sold. When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask), which is known as the bid-ask spread. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

Note 7 – Federal Income Taxes

At December 31, 2021, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
High Yield ETF	$136,724,725	$3,159,140	$(6,538,306)	$(3,379,166)

As of the tax year ended June 30, 2021, the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains (Losses)	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation) on Investments	Accumulated Earnings (Deficit)
High Yield ETF	$—	$—	$(192,434,740)	$(1,634,098)	$(194,068,838)

As of the tax year ended June 30, 2021, the Fund has non-expiring accumulated capital loss carryforwards as follows:

Fund	Short-Term	Long-Term	Total Amount
High Yield ETF	$96,133,732	$96,301,008	$192,434,740

To the extent that the Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Note 8 – Recent Market Events

The spread of COVID-19 around the world has caused significant volatility in U.S. and international markets. There is significant uncertainty around the breadth and duration of business disruptions related to the COVID-19 pandemic, as well as its impact on the U.S. and international economies. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such developments may in turn impact the value of the Funds’ investments. The ultimate impact of the pandemic on the financial performance of the Funds’ investments is not reasonably estimable at this time.

Note 9 – Events Subsequent to the Fiscal Year End

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined there are no subsequent events that would require disclosure in the Fund’s financial statements.

EXCHANGE LISTED FUNDS TRUST DISCLOSURE OF FUND EXPENSES	December 31, 2021 (Unaudited)

All ETFs have operating expenses. As a shareholder of the Fund, you incur an advisory fee. In addition to the advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of the Fund’s shares, which are not reflected in these examples.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (unless otherwise noted below). The table below illustrates the Fund’s cost in two ways:

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that the Fund may have incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return

This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio for the period is unchanged. This example is useful in making comparisons because the SEC requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value July 1, 2021	Ending Account Value December 31, 2021	Annualized Expense Ratio	Expenses Paid During Period(1)
High Yield ETF
Actual Performance	$1,000.00	$1,009.10	1.25%	$6.33
Hypothetical (5% return before expenses)	$1,000.00	$1,018.90	1.25%	$6.36

(1)  Expenses paid during the period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Investment Sub-Advisers:

MacKay Shields, LLC
1345 Avenue of the Americas
New York, NY 10105

WhiteStar Asset Management LLC
300 Crescent Court, Suite 200
Dallas, TX 75201

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Legal Counsel:

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004

Proxy Voting Information

Exchange Traded Concepts’ proxy voting policies and procedures are attached to the Fund’s SAI, which is available without charge by visiting the Fund’s website at www.hyldetf.com or the SEC’s website at www.sec.gov or by calling toll-free (844) 880-3837.

In addition, a description of how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 will be available without charge upon request by calling collect (844) 880-3837 or on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal period as an exhibit to its reports on Form N-PORT within sixty days after the end of the period. The Fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov. In addition, the Fund’s full portfolio holdings are updated daily and available on the Fund’s website at www.hyldetf.com.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

(b)	Not applicable.

ITEM 2: CODE OF ETHICS.

Not applicable for Semi-Annual Reports.

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for Semi-Annual Reports.

Item 4: Principal Accountant Fees and Services.

Not applicable for Semi-Annual Reports.

Item 5: Audit Committee of Listed registrants.

Not applicable for Semi-Annual Reports.

Item 6: Investments.

(a)	The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.

(b)	Not applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits

(a)(1)	Not applicable for Semi-Annual Reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Listed Funds Trust

By (Signature and Title)	/s/J. Garrett Stevens
J. Garrett Stevens
President and Principal Executive Officer

Date:	02/16/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/J. Garrett Stevens
J. Garrett Stevens
President and Principal Executive Officer

Date:	02/16/2022

By (Signature and Title)	/s/Christopher W. Roleke
Christopher W. Roleke
Principal Financial Officer

Date:	02/16/2022